Share capital (Details)			1 Months Ended
	Jun. 27, 2025 shares	Apr. 30, 2024 EUR (€) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares
Share capital
Issued capital | €			€ 118		€ 132
Treasury shares			8,651,247		8,651,247
Number of shares issued			116,944,667		116,944,667
Number of shares outstanding			116,944,667		116,944,667
Meritz Securities Co., Ltd.
Share capital
Reduced share capital | €			€ 13
Number of shares cancelled			19,050,381
Number of shares repurchased	13,804,733	5,245,648	13,804,733
Amount of cancellation of treasury shares | €		€ 46,576,000
Itochu Corporation
Share capital
Reduced share capital | €			€ 0.36
Number of shares repurchased and cancelled			375,157
Ordinary shares
Share capital
Number of shares issued and fully paid			116,944,667		116,944,667
Par value per share | $ / shares				$ 0.000001		$ 0.000001